Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Payments of cash dividends	₩ (773,806)	₩ (904,020)	₩ (1,028,520)
Redemption of hybrid bonds	(400,000)
Payments of interest on hybrid bonds	(17,283)	(14,766)	(14,766)
Acquisition of treasury shares	(285,487)		(76,111)
Cash inflow from transactions with the non-controlling shareholders	160	31,151
Cash outflow from transactions with the non-controlling shareholders	(21,333)	(367)
Cash flow from other financing activities	(1,099,240)	(888,002)
Proceeds from issuance of hybrid bonds	398,509
Cash flows from financing activities	₩ (2,020,990)	₩ (1,349,882)	₩ (2,053,611)